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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

INVESTMENT COMPANY FILE NUMBER: 811-2824

SAMARNAN INVESTMENT CORPORATION
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

214 NORTH RIDGEWAY DRIVE, CLEBURNE, TEXAS 76033
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

GEORGE S. WALLS, JR., 214 N. RIDGEWAY DRIVE, CLEBURNE, TX 76033
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (817) 641-7881

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2008

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ITEM 1. REPORTS TO STOCKHOLDERS.

     Attached as Exhibit 1 is the Registrant's Semi-Annual Report to its Shareholders for the six months ended June 30, 2008.

ITEM 2. CODE OF ETHICS.

     *

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     *

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     *

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     *

ITEM 6. SCHEDULE OF INVESTMENTS.

     The Registrant's Schedule of Investments is included in the Registrant's Semi-Annual Report to its Shareholders filed as Exhibit 1 hereto.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     *

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     *

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     During the period covered by this Report, neither the Registrant nor any "affiliated purchaser" (as defined in Rule 10b-18(a)(3) of the Securities Exchange Act of 1934) purchased any shares of the Registrant's equity Securities.

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*    NOT APPLICABLE FOR THE FILING OF THIS REPORT.


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ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     The procedures by which shareholders may recommend nominees to the Registrant's Board of Directors are described under the caption "Date of Receipt of Shareholder Proposals" in the Registrant's Proxy Statement, dated February 27, 2008, for the Annual Meeting of its Shareholder held on April 22, 2008 filed with the Commission on February 28, 2008, to which reference is made.

     There has been no change in such procedures.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Regulations under the Investment Company Act of 1940 require the Registrant to maintain "disclosure controls and procedures" which are defined to mean a company's controls and procedures that are designed to ensure that information required to be disclosed in the reports it files with or submits under the 1940 Act is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms. The principal executive officer and the principal financial officer of the Registrant, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures within 90 days of the filing date of this Report, concluded that the Registrant's controls and procedures were effective for this purpose.

     (b) There has been no change in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that has occurred during the six months ended June 30, 2008 that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     The following exhibits and certifications are filed as a part of this
     Report:

          (1) Semi-Annual Report to its Shareholders for the six months ended June 30, 2008. (1) (Exhibit 99.1)

          (2)  Code of Ethics adopted by the Registrant on July 22, 2003. (2)

          (3) Certification of George S. Walls, Jr., principal executive officer of the Registrant. (1) (Exhibit 99.CERT1)

          (4) Certification of Jerry D. Wheatley, principal financial officer of the Registrant. (1) (Exhibit 99.CERT2)

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(1)  FILED HEREWITH.

(2) FILED AS EXHIBIT 2 TO REGISTRANT'S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX MONTHS ENDED JUNE 30, 2003 ON FORM N-CSR FILED WITH THE COMMISSION ON AUGUST 21, 2003.


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                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

SAMARNAN INVESTMENT CORPORATION


BY /S/ GEORGE S. WALLS, JR.
   ----------------------------------
   GEORGE S. WALLS, JR., PRESIDENT
DATE: AUGUST 20, 2008

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY /S/ GEORGE S. WALLS, JR.
   ----------------------------------
   GEORGE S. WALLS, JR.,
   PRESIDENT AND PRINCIPAL
   EXECUTIVE OFFICER
DATE: AUGUST 20, 2008


BY /S/ JERRY D. WHEATLEY
   ----------------------------------
   JERRY D. WHEATLEY,
   TREASURER AND PRINCIPAL
   FINANCIAL OFFICER
DATE: AUGUST 20, 2008


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